Subsequent Events - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Feb. 08, 2026
Disclosure of non-adjusting events after reporting period [line items]
Purchase price	$ 343,871	$ 1,040,980
Purchase of investments	$ 4,755	$ 0
Events After Reporting Period | Non Material Business
Disclosure of non-adjusting events after reporting period [line items]
Purchase price			$ 48,900